SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 37: SEGMENT INFORMATION

We measure the performance of each of our business segments primarily in terms of “profit before tax”. Profit before tax and the business segment information of the Group, set forth below, is derived from the internal management reporting system used by management to measure the performance of the business segments. Unlike financial accounting, there is no authoritative body of guidance for management accounting. The business segment information, set forth below, is based on the financial information prepared in accordance with IFRS. Accordingly, the format and information is presented primarily on the basis of IFRS and is not consistent with the consolidated financial statements prepared on the basis of U.S. GAAP. A reconciliation is provided for the total amounts of segments’ total profit/(loss) before tax with income/(loss) before income tax.

The Group manages its business through the following business segments:

Retail Banking

Retail banking includes all individual customers, professionals, small-medium and small sized companies (companies with annual turnover of up to EUR 2.5 million) in Greece, except for exposures transferred to SAU, the Bank’s unit for corporate delinquent exposures. The Bank, through its network of branches, offers to its retail customers various types of loan, deposit and investment products as well as a wide range of other traditional services and products.

Corporate & Investment Banking

Corporate and Investment banking includes lending to all large and medium-sized companies, shipping finance and investment banking activities. The Group offers its corporate customers a wide range of products and services, including financial and investment advisory services, deposit accounts, loans (denominated in both Euro and foreign currency), foreign exchange and trade service activities.

Special Assets Unit

Since 2015, the Bank in order to (a) manage more effectively delinquent, non-performing and denounced loans to legal entities, and (b) ensure compliance with the provisions of Bank of Greece Executive Committee Act 42/30.5.2014 and Act 47/9.2.2015 and the Code of Conduct (referred to in Article 1(2) of Greek Law 4224/2013), the Bank established a Special Assets Unit (“SAU”).

Global Markets & Asset Management

Global Markets and Asset Management includes all treasury activities, private banking, asset management (mutual funds and closed end funds), custody services, private equity and brokerage.

Insurance

The Group offers a wide range of insurance products through its subsidiary company, NIC and other subsidiaries in SE Europe. As of June 30, 2017, NIC was classified as non-current assets held for sale and discontinued operations.

International Banking Operations

The Group’s international banking activities, other than its Turkish operations, include a wide range of traditional commercial banking services, such as commercial and retail credit, trade financing, foreign exchange and taking of deposits. In addition, the Group offers shipping finance, investment banking and brokerage services through certain of its foreign branches and subsidiaries. As of December 31, 2016, S.A.B.A., UBB and Interlease were classified as non-current assets held for sale and discontinued operations and on June 13,  2017 the disposal of UBB and Interlease was completed. Furthermore, as of June 30, 2017, Romaneasca, Vojvodjanska and NBG Leasing d.o.o. and as of December 31, 2017, NBG Albania were classified as non-current assets held for sale and discontinued operations. On December 1, 2017, the disposal of Vojvodjanska and NBG Leasing d.o.o. was completed.

Turkish Banking Operations

The Group’s banking activities in Turkey through Finansbank and its subsidiaries include a wide range of traditional commercial banking services, such as commercial and retail credit, trade financing, foreign exchange and taking of deposits. As of December 31, 2015, Finansbank was classified as non-current assets held for sale and discontinued operations and on June 15, 2016 the disposal of Finansbank was completed.

Other

Includes proprietary real estate management, hotel and warehousing business as well as unallocated income and expense of the Group (interest expense of subordinate debt, loans to personnel etc.) and intersegment eliminations.

Breakdown by business segment

The balances for the year ended December 31, 2015 presented below, have been restated for discontinuing operations NIC, Romaneasca, Vojvodjansca, NBG Leasing d.o.o. and NBG Albania.
				Global	Insurance	International Banking		Other	Group
		Corporate &		markets &			Turkish
12-month period ended	Retail	Investment		Asset			Banking
December 31, 2015	Banking	Banking	SAU	Management			Operations
	(EUR in millions)

Net interest income	521	601	176	101	-	90	-	129	1.618
Net fee and commission income / (loss)	81	83	7	(175)	-	25	-	(2)	19
Other	10	(13)	(12)	(72)	-	(4)	-	(33)	(124)
Total operating income / (loss)	612	671	171	(146)	-	111	-	94	1.513
Direct costs	(436)	(47)	(9)	(46)	-	(64)	-	(42)	(644)
Allocated costs and provisions (1)	(1.829)	(1.106)	(848)	(127)	-	(42)	-	(537)	(4.489)
Share of profit of equity method investments	-	-	-	1	-	-	-	-	1
Profit / (loss) before tax	(1.653)	(482)	(686)	(318)	-	5	-	(485)	(3.619)

Segment assets as at December 31, 2015
Segment assets	19.972	11.684	1.824	13.000		3.386		18.940	68.806
Deferred tax assets and Current income tax advance									5.471
Non-current assets held for sale					2.756	6.375	26.998	769	36.898
Total assets									111.175
IFRS to U.S. GAAP differences									(11.300)
U.S. GAAP total assets									99.875

Other Segment items
Depreciation & amortization	10	3	-	1	-	4	-	75	93
Credit provisions and other impairment charges	1.548	1.069	826	(10)	-	30	-	641	4.104
Non- current assets additions	7	9	-	4	-	20	-	134	174

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
				Global	Insurance	International Banking		Other	Group
		Corporate &		markets &			Turkish
12-month period ended	Retail	Investment		Asset			Banking
December 31, 2016	Banking	Banking	SAU	Management			Operations
	(EUR in millions)

Net interest income	535	571	132	188	-	97	-	125	1.648
Net fee and commission income / (loss)	86	85	6	(35)	-	23	-	12	177
Other	13	(37)	(13)	(160)	-	9	-	195	7
Total operating income / (loss)	634	619	125	(7)	-	129	-	332	1.832
Direct costs	(426)	(40)	(11)	(46)	-	(74)	-	(32)	(629)
Allocated costs and provisions (1)	(482)	(274)	(164)	(24)	-	(14)	-	(203)	(1.161)
Share of profit of equity method investments	-	-	-	1	-	-	-	-	1
Profit / (loss) before tax	(274)	305	(50)	(76)	-	41	-	97	43

Segment assets as at December 31, 2016
Segment assets	18.997	11.115	2.019	11.750	2.789	5.776	-	16.686	69.132
Deferred tax assets and Current income tax advance									5.674
Non-current assets held for sale						3.725			3.725
Total assets									78.531
IFRS to U.S. GAAP differences									(8.189)
U.S. GAAP total assets									70.342

Other Segment items
Depreciation & amortization	12	2	-	1	-	5	-	73	93
Credit provisions and other impairment charges	198	237	141	2	-	14	-	192	784
Non- current assets additions	13	4	-	1	6	14	-	97	135

(1)	Includes depreciation and amortisation on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
				Global	Insurance	International Banking		Other	Group
		Corporate &		markets &			Turkish
12-month period ended	Retail	Investment		Asset			Banking
December 31, 2017	Banking	Banking	SAU	Management			Operations
	(EUR in millions)

Net interest income	507	510	127	180	-	92	-	135	1.551
Net fee and commission income / (loss)	94	91	4	25	-	22	-	4	240
Other	18	(40)	(13)	(181)	-	1	-	41	(174)
Total operating income / (loss)	619	561	118	24	-	115	-	180	1.617
Direct costs	(437)	(40)	(12)	(33)	-	(76)	-	(13)	(611)
Allocated costs and provisions (1)	(560)	(117)	(185)	(12)	-	(21)	-	(249)	(1.144)
Share of profit of equity method investments	-	-	-	-	-	-	-	1	1
Profit / (loss) before tax	(378)	404	(79)	(21)	-	18	-	(81)	(137)

Segment assets as at December 31, 2017
Segment assets	17.468	10.813	2.158	8.697	-	3.023	-	12.262	54.421
Deferred tax assets and Current income tax advance									5.337
Non-current assets held for sale					3.150	1.860			5.010
Total assets									64.768
IFRS to U.S. GAAP differences									(7.940)
U.S. GAAP total assets									56.828

Other Segment items
Depreciation & amortization	33	4	1	2	-	4	-	47	91
Credit provisions and other impairment charges	405	93	167	1	-	21	-	124	811
Non- current assets additions	8	-	-	1	-	2	-	160	171

(1)	Includes depreciation and amortization on investment property, property and equipment, software and other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Reconciliation of Loss before tax per IFRS reported for the segments to loss before income tax per US GAAP	2015	2016	2017
	(EUR in millions)
Loss before tax from continuing operations	(3.625)	43	(137)
Hedging of Interest Rate Risk and Net Investment Hedge	276	(118)	188
Difference in loan interest income recognition	(81)	(62)	(46)
Contingent convertible bonds accruals	(10)	(158)	-
Sale of Astir Vouliagmenis S.A. / NBGI PE Funds	-	51	-
Sale of real estate accounted for as a financing obligation	(37)	(34)	(35)
Impairment of premises and equipment	94	19	13
Bonds' portfolio classification	(3)	7	23
Other	34	(8)	(18)
Loss before income tax	(3.352)	(260)	(12)

Breakdown of total assets, total revenue, income / (loss) before income tax and net income/ (loss) attributable to NBG shareholders by geographical location

	Total assets	Total revenue(1), (2)	Income / (loss) before income tax (2)	Net income / (loss) attributable to NBG shareholders
	(EUR in millions)
12-month period ended December 31, 2015
Domestic …………………………………………	65.694	2.259	(3.273)	(3.254)
Other International …………………………………………..	9.874	165	(79)	(87)
Turkish operations (Discontinued)………………………………………	24.307	-	-	(5.123)
Group …………………………………………….	99.875	2.424	(3.352)	(8.464)

12-month period ended December 31, 2016
Domestic …………………………………………	60.854	1.778	(486)	(466)
Other International …………………………………………..	9.488	305	226	272
Turkish operations (Discontinued)………………………………………	-	-	-	(106)
Group …………………………………………….	70.342	2.083	(260)	(300)

12-month period ended December 31, 2017
Domestic …………………………………………	52.373	1.936	(91)	316
Other International …………………………………………..	4.455	174	79	(546)
Group …………………………………………….	56.828	2.110	(12)	(230)

(1)	Total revenue includes OTTI on available for sale securities.
(2)	Total revenue and Income/(loss) before income tax were calculated based on continuing operations